Expense Example, No Redemption {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Floating Rate High Income Fund
Dec. 30, 2021 USD ($)
Fidelity Advisor Floating Rate High Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 372
3 Years	579
5 Years	802
10 Years	1,443
Fidelity Advisor Floating Rate High Income Fund-Class M
Expense Example, No Redemption:
1 Year	373
3 Years	582
5 Years	807
10 Years	1,455
Fidelity Advisor Floating Rate High Income Fund-Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,842
Fidelity Advisor Floating Rate High Income - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774